Accounts receivable - Disclosure of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Credit cards	$ 104,113	$ 87,611
Clearing house	37,890	31,322
Clients	35,475	26,177
Cargo and courier	8,842	10,881
Airlines	5,430	7,417
Account receivables from related parties	3,217	2,976
Government	1,386	1,325
Agencies	1,033	1,424
Other	2,206	2,916
Total accounts receivable	199,592	172,049
Allowance for expected credit losses	(1,950)	(3,059)
Trade and other receivables	$ 197,642	$ 168,990